Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (85,534)	$ (181,636)	$ (592,753)
Other comprehensive loss:
Foreign currency translation adjustments	22,112	(54,996)	(11,566)
Comprehensive loss	$ (63,422)	$ (236,632)	$ (604,319)